 J.P. Morgan Mortgage Trust 2021-INV8 ABS-15G

 Exhibit 99.13

Seller Loan ID	Alt Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXXXXXX	302676755	XXXXXXXXXX	CA	QM/non-HPML (safe harbor)	QM/non-HPML (safe harbor)	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	Property	Appraisal	Client Accepted	C	B	C	B	2606	According to the underwriting guidelines, zoning violations are ineligible. In this case, the property location is suburban but was zoned as rural residential. Additionally, investment loans are not eligible on rural properties. An exception dated 05/14/2021 was included in the file allowing the zoning exception.	No	An exception dated 05/14/2021 was included in the file allowing the zoning exception.		Client Accepted	No Data	No Data	Length of Employment - The borrower was verified to have been self-employed with the same business for 18 years. , Months Of Reserves - 46 months of reserves.